Commitments - Additional Information (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure Of Operating Lease [Abstract]
Future minimum lease payments under non-cancellable operating leases	$ 61.6
Future minimum lease receipts under non-cancellable operating leases	$ 17.6